Rentals under Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Rentals under Operating Leases
Schedule of future minimum rentals to be received under noncancelable tenant operating leases

For the remaining three months ending December 31, 2019	$1,115,208
2020	4,181,624
2021	3,893,616
2022	2,812,525
2023	1,996,815
Thereafter	6,307,461
Total minimum rents	$20,307,249

2019	$2,989,929
2020	2,623,055
2021	2,455,083
2022	1,492,061
2023	835,469
Thereafter	2,236,454
Total minimum rents	$12,632,051